Vessel Sales, Asset Impairments and Provisions - Schedule of Assets and Liabilities Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary Of Assets And Liabilities Held For Sale [Line Items]
Total assets	$ 176,247	$ 22,364
Accounts payable	98,415	111,474
Accrued liabilities	466,824	367,282
Current portion of long-term debt (note 8)	996,425	797,411
Long-term debt (note 8)	5,113,045	4,762,303
Total liabilities	168,007	0
Assets held-for-sale [Member]
Summary Of Assets And Liabilities Held For Sale [Line Items]
Accounts receivable	11,179
Prepaid expenses	1,220
Vessels and equipment	163,200
Other long-term assets	648
Total assets	176,247
Liabilities Associated With Assets Held For Sale [Member]
Summary Of Assets And Liabilities Held For Sale [Line Items]
Accounts payable	37
Accrued liabilities	3,362
Current portion of long-term debt (note 8)	11,698
Long-term debt (note 8)	152,910
Total liabilities	$ 168,007